Share-Based Compensation - Schedule of Performance Stock Units and Restricted Stock Units Activity (Detail)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average grant date fair value - Granted | $ / shares	$ 3.59
Weighted-average grant date fair value - Forfeited | $ / shares	3.61
Weighted-average grant date fair value - Delivered | $ / shares	3.61
Weighted-average grant date fair value - Ending balance | $ / shares	$ 3.59
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Amount or number - Granted | shares	1,473,585
Amount or number - Forfeited | shares	(52,500)
Amount or number - Delivered | shares	(69,000)
Amount or number - Outstanding - Ending balance | shares	1,352,085